NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Nature Of Business
Net Income (Loss) Attributable to Parent	$ (19,129)	$ (14,765)
Net Cash Provided by (Used in) Operating Activities	(20,435)	$ (17,597)
Retained Earnings (Accumulated Deficit)	167,364		$ 148,235
Cash and cash equivalents	$ 28,632		$ 11,990